Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Employees and payroll accruals		$ 388	$ 484
Accrued expenses		461	756
Other payables	$ 650	$ 849	$ 1,240